                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950
                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/04

               Date of Reporting Period: Six months ended 9/30/03

Item 1. Reports to Stockholders

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

21ST SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.002	0.010	0.018	0.034	0.028	0.028
Less Distributions:
Distributions from net investment income	(0.002)	(0.010)	(0.018)	(0.034)	(0.028)	(0.028)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return[2]	0.22% [3]	0.83%	1.77%	3.52%	2.89%	2.83%

Ratios to Average Net Assets:

Expenses	0.75%[4]	0.75%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.43%[4]	0.81%	1.72%	3.46%	2.86%	2.78%

Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.15%	0.18%	0.17%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,346,114	$2,239,708	$2,012,410	$1,909,380	$1,800,938	$1,771,606

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This return represents a six-month period.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.003	0.008	0.019	0.036	0.029	0.029
Less Distributions:
Distributions from net investment income	(0.003)	(0.008)	(0.019)	(0.036)	(0.029)	(0.029)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return[2]	0.30%[3]	0.98%	1.92%	3.67%	3.04%	2.98%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.59%[4]	0.97%	1.86%	3.60%	3.03%	2.93%

Expense waiver/reimbursement[5]	0.26%[4]	0.30%	0.30%	0.33%	0.32%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$372,173	$375,724	$382,331	$401,942	$311,752	$273,583

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This return represents a six-month period.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%
		Alabama--0.4%
$3,000,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	$3,000,000
8,000,000		Jefferson County, AL, Sewer System, Warrants, (Series C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	8,000,000

		TOTAL	11,000,000

		Alaska--0.8%
1,950,000		Alaska State Housing Finance Corp., (PT-37) Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,950,000
18,500,000		Valdez, AK Marine Terminal, (1994 Series C), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	18,522,843

		TOTAL	20,472,843

		Arizona--1.2%
4,520,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	4,520,000
2,500,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,000,000
7,325,000		Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	7,325,000
395,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/ (Bank One N.A. (Chicago) LOC)	395,000
4,552,687		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/ (Bank One N.A. (Chicago) LOC)	4,552,687
1,630,000		Pima County, AZ IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,630,000
5,000,000	[1]	Tempe, AZ IDA, (PT-466), 0.97% TOBs (Elliot's Crossing Apartments)/ (FHLMC GTD)/(FHLMC LIQ), Optional Tender 12/11/2003	5,000,000

		TOTAL	32,907,687

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Arkansas--0.0%
$1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	$1,000,000

		California--7.0%
12,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2) Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	12,500,000
2,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-3) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	2,000,000
23,800,000	[1]	California State Department of Water Resources Power Supply Program, (Series 2003 FR/RI-L12), 1.10% TOBs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 11/19/2003	23,800,000
12,495,000		California State, (PT-1804) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ)	12,495,000
65,625,000		California State, (Series 2003 FR/RI-L19J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	65,625,000
20,625,000	[1]	California State, RAWs (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	20,625,000
34,375,000	[1]	California State, RAWs (Series 2003 FR/RI-F11J), 1.10% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 12/16/2003	34,375,000
6,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	6,000,000
7,000,000		California Statewide Communities Development Authority, (Series 2003D) Weekly VRDNs (Kaiser Permanente)	7,000,000
2,000,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	2,000,000
3,517,893	[1]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	3,517,893

		TOTAL	189,937,893

		Colorado--1.5%
3,250,000		Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,250,000
2,555,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One N.A. (Chicago) LOC)	2,555,000
2,525,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(Bank One N.A. (Chicago) LOC)	2,525,000
150,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One N.A. (Chicago) LOC)	150,000
1,570,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One N.A. (Chicago) LOC)	1,570,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Colorado--continued
$2,525,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/Bank One N.A., (Chicago) LOC)	$2,525,000
650,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank N.A., Cincinnati LOC)	650,000
1,400,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	1,400,000
1,400,000		Colorado Springs, CO Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,400,000
4,025,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,025,000
4,090,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/ (Wells Fargo Bank Minnesota N.A. LOC)	4,090,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,705,000
7,000,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	7,000,000

		TOTAL	39,845,000

		Connecticut--2.3%
4,000,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	4,000,000
2,200,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/ (Dexia Credit Local LOC)	2,200,000
950,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/ (Dexia Credit Local LOC)	950,000
3,000,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hartford Hospital)/ (Fleet National Bank LOC)	3,000,000
27,000,000		Connecticut State HEFA, (Series S), 0.95% CP (Yale University), Mandatory Tender 1/20/2004	27,000,000
3,000,000		Connecticut State HFA, (Series 2002 D-2) Weekly VRDNs (AMBAC INS)/(FHLB of Boston LIQ)	3,000,000
9,745,000	[1]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.15% TOBs (Bank of America N.A. LIQ), Optional Tender 9/2/2004	9,745,000
8,500,000		Connecticut State Transportation Infrastructure Authority, (2000 Series 1) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	8,500,000
4,700,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/ (FSA INS)/(Societe Generale, Paris LIQ)	4,700,000

		TOTAL	63,095,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		District of Columbia--2.1%
$10,340,000	[1]	District of Columbia HFA, Roaring Fork (Series 1999-2), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	$10,340,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 1.53% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 0.95% TOBs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 0.95% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	11,260,000
6,450,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,450,000
3,000,000		District of Columbia, (Series 1998B) Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of New York and J.P. Morgan Chase Bank LIQs)	3,000,000

		TOTAL	57,710,000

		Florida--1.4%
4,300,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.)	4,300,000
4,000,000		Florida Housing Finance Agency, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	4,000,000
5,520,000		Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,520,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	3,800,000
7,800,000		Santa Rosa County, FL, Health Facilities Revenue Bonds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC)	7,800,000
11,500,000		St. Lucie County, FL PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	11,500,000

		TOTAL	36,920,000

		Georgia--0.8%
5,000,000	[1]	Atlanta, GA Airport Revenue, (PA-916R), 1.70% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	5,000,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC)	8,330,000
8,550,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	8,550,000

		TOTAL	21,880,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Hawaii--1.3%
$11,445,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT) (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(FNMA COL)/ (State Street Bank and Trust Co. LIQ)	$11,445,000
5,020,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	5,020,000
11,900,000		Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	11,900,000
7,760,000		Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA INS)/ (Citigroup Global Markets Holdings, Inc. LIQ)	7,760,000

		TOTAL	36,125,000

		Illinois--6.9%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County, IL)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
650,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	650,000
4,975,000		Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,975,000
16,125,000		Chicago, IL Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	16,125,000
11,000,000		Chicago, IL, (Series 2000C), 1.30% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 11/12/2003	11,000,000
24,500,000		Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	24,500,000
10,000,000		Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	10,000,000
27,300,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	27,300,000
3,845,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Loyola Academy)/(Bank One N.A. (Chicago) LOC)	3,845,000
1,000,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC)	1,000,000
9,500,000		Illinois Health Facilities Authority, (Series 2001) Weekly VRDNs (Little Co. of Mary Hospital and Health Care Centers)/(U.S. Bank N.A., Cincinnati LOC)	9,500,000
5,000,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(Bank One N.A. (Chicago) LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$4,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	$4,700,000
5,555,000		Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	5,555,000
22,495,000		Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
750,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	750,000
1,200,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates Ltd. Project)/(U.S. Bank N.A., Cincinnati LOC)	1,200,000
7,045,000		Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,045,000
8,875,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	8,875,000
9,975,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,975,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/ (Credit Suisse First Boston LOC)	4,000,000

		TOTAL	188,490,000

		Indiana--3.5%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	8,850,000
9,500,000		Crawfordsville, IN, EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank N.A., Cincinnati LOC)	9,500,000
17,500,000		Elkhart, IN, Community Schools, 2.25% TANs, 12/31/2003	17,535,667
2,010,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,010,000
3,940,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	3,940,000
1,710,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,710,000
4,180,000		Jasper County, IN, EDRB, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,180,000
13,500,000		Lafayette, IN, School Corp., 2.25% TANs, 12/31/2003	13,526,521
7,000,000		Mishawaka, IN, School City, 1.50% TANs, 12/31/2003	7,006,050
6,000,000		Muncie, IN, Community Schools, 1.50% TANs, 12/31/2003	6,006,670
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--continued
$9,000,000		Muncie, IN, Community Schools, 2.25% TANs, 12/31/2003	$9,016,559
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,435,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/ (Key Bank, N.A. LOC)	5,435,000

		TOTAL	95,716,467

		Iowa--0.3%
7,635,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/ (Bank of Nova Scotia, Toronto LOC)	7,635,000
1,650,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,650,000

		TOTAL	9,285,000

		Kansas--0.2%
4,620,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,620,000

		Kentucky--0.6%
4,540,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,540,000
7,536,000		Kentucky Turnpike Authority, Floater Certificates (2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,536,000
2,770,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,770,000

		TOTAL	14,846,000

		Louisiana--1.4%
6,000,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
12,000,000		East Baton Rouge Parish, LA, PCR (Series 1993) Daily VRDNs (Exxon Mobil Corp.)	12,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	12,000,000
5,150,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC LIQ)	5,150,000

		TOTAL	38,150,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--0.4%
$6,400,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$6,400,000
4,870,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,870,000
585,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/ (Lasalle Bank, N.A. LOC)	585,000

		TOTAL	11,855,000

		Massachusetts--12.5%
25,360,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2) Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000
10,000,000		Ashburnham - Westminster, MA Regional School District, 1.75% BANs, 6/18/2004	10,049,332
16,869,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 1.15% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/12/2004	16,869,000
2,500,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,500,000
8,900,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (Toronto Dominion Bank LIQ)	8,900,000
1,700,000		Haverhill, MA, 3.00% BANs (Fleet National Bank LOC), 12/5/2003	1,704,472
10,295,000		Massachusetts Bay Transportation Authority, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	10,295,000
8,500,000		Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,500,000
8,000,000		Massachusetts Development Finance Agency Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	8,000,000
2,266,000		Massachusetts Development Finance Agency, (Series 1999) Weekly VRDNs (Dean College)/(Fleet National Bank LOC)	2,266,000
7,375,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	7,375,000
6,370,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	6,370,000
1,675,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	1,675,000
9,925,000		Massachusetts Development Finance Agency, (Series B) Weekly VRDNs (Edgewood Retirement Community Project)/(Fleet National Bank LOC)	9,925,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$18,435,000		Massachusetts Development Finance Agency, (Series R3) Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	$18,435,000
3,100,000		Massachusetts HEFA, (Series 2003) Weekly VRDNs (Emmanuel College)/ (Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	3,100,000
2,865,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/ (Fleet National Bank LOC)	2,865,000
2,500,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Fleet National Bank LIQ)	2,500,000
2,000,000		Massachusetts HEFA, (Series Q-1) Weekly VRDNs (Boston University)/ (XL Capital Assurance Inc. INS)/(Fleet National Bank LIQ)	2,000,000
4,500,000		Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,500,000
37,000,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 11/25/2003	37,000,000
5,900,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/ (Fleet National Bank LOC)	5,900,000
7,345,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/ (Fleet National Bank LOC)	7,345,000
5,155,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (Fleet National Bank LOC)	5,155,000
980,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	980,000
5,500,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	5,500,000
10,000,000		Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,000,000
4,665,000		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	4,665,000
11,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87) Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000
4,800,000		Massachusetts Water Resources Authority, (Series 1998D) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,800,000
32,860,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	32,860,000
6,000,000		Medford, MA, 2.25% BANs, 11/14/2003	6,004,622
20,000,000		New Bedford, MA, 2.00% BANs, 2/27/2004	20,063,682
7,295,000		Wachesett, MA Regional School District, 2.00% BANs, 3/12/2004	7,322,290
23,300,000		Walpole, MA, 2.50% BANs, 11/6/2003	23,319,196
4,833,800		Watertown, MA, 2.20% BANs, 11/14/2003	4,837,238

		TOTAL	340,240,832

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Minnesota--0.6%
$8,500,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$8,500,000
1,095,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,095,000
520,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/ (Wells Fargo Bank Minnesota N.A. LOC)	520,000
6,700,000		Southern Minnesota Municipal Power Agency, 0.90% CP, Mandatory Tender 10/14/2003	6,699,933

		TOTAL	16,814,933

		Mississippi--0.2%
4,385,000		Mississippi State, ROCs (Series 1043) Weekly VRDNs (FGIC INS)/ (Citigroup Global Markets Holdings, Inc. LIQ)	4,385,000

		Missouri--0.7%
8,000,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)	8,000,000
2,360,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,360,000
6,000,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/ (Commerce Bank, Kansas City, N.A. LOC)	6,000,000
2,855,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One N.A. (Chicago) LOC)	2,855,000

		TOTAL	19,215,000

		Multi State--12.0%
12,902,339		ABN AMRO Chicago Corp. 1997-1 LeaseTOPs Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	12,902,339
6,385,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	6,385,000
104,000,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Toronto Dominion Bank, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttermberg, State Street Bank and Trust Co. LIQs)	104,000,000
51,196,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	51,196,000
38,320,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQ)	38,320,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Multi State--continued
$29,659,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$29,659,000
22,000,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 2003-05) Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQ)	22,000,000
8,550,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 2003-13) Weekly VRDNs (FGIC, FSA INS) and State Street Bank and Trust Co. LIQs)	8,550,000
9,931,791		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	9,931,791
19,221,923		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	19,221,923
5,594,231	[1]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	5,594,231
19,080,000		TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	19,080,000

		TOTAL	326,840,284

		Nebraska--0.7%
9,100,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Lasalle Bank, N.A. LOC)	9,100,000
980,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	980,000
795,000		Douglas County, NE, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One N.A. (Chicago) LOC)	795,000
1,194,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ)	1,194,000
6,705,000		Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,705,000

		TOTAL	18,774,000

		New Hampshire--0.4%
8,860,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (RiverWoods at Exeter)/(Fleet National Bank LOC)	8,860,000
2,975,000		New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,975,000

		TOTAL	11,835,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--4.9%
$9,139,000		Barnegat Township, NJ Board of Education, 1.50% BANs, 7/16/2004	$9,174,674
2,025,000		Demarest, NJ Board of Education, 2.00% BANs, 5/20/2004	2,036,422
7,000,000		East Rutherford Borough, NJ, 1.625% BANs, 8/20/2004	7,032,174
7,160,000		Haddonfield, NJ, 1.60% BANs, 5/27/2004	7,184,942
2,501,050		Lacey Township, NJ, 1.75% BANs, 8/13/2004	2,514,954
4,507,450		Little Egg Harbor Township, NJ, 1.50% BANs, 11/25/2003	4,510,328
6,762,000		Long Branch, NJ, 2.25% BANs, 10/3/2003	6,762,237
17,974,589		Manchester Township, NJ Board of Education, 1.75% BANs, 5/28/2004	18,054,974
925,000		New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/ (BNP Paribas SA LOC)	925,000
4,775,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/ (Allied Irish Banks PLC LOC)	4,775,000
3,425,000		New Jersey State Educational Facilities Authority, (2003 Series A) Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,425,000
2,830,000		New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,830,000
2,500,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,500,000
15,150,000		New Jersey State, (Series 2003 FR/RI-L35J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	15,150,000
7,500,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	7,500,000
10,000,000		New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
5,868,000		Newton, NJ, 1.60% BANs, 8/27/2004	5,895,778
5,000,000		Port Authority of New York and New Jersey, (Series 2001-736) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,000,000
7,065,000		Trenton, NJ, 1.50% BANs, 5/14/2004	7,080,486
9,643,000		Union City, NJ, 2.00% BANs, 5/19/2004	9,697,167

		TOTAL	132,049,136

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Mexico--0.6%
$2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	$2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(J.P. Morgan Chase Bank LOC)	3,300,000
700,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
9,445,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,445,000

		TOTAL	15,445,000

		New York--8.6%
2,095,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC)	2,095,000
5,000,000		Babylon, NY Union Free School District, 2.00% TANs, 6/29/2004	5,033,467
12,000,000		Commack, NY Union Free School District, 1.50% TANs, 6/29/2004	12,044,133
10,000,000		Cornwall, NY CSD, 2.25% BANs, 10/17/2003	10,002,801
2,081,765		Liverpool CSD, NY, 1.50% BANs, 7/9/2004	2,088,894
7,000,000		Liverpool CSD, NY, 1.50% RANs, 7/9/2004	7,023,970
11,925,000		Long Island Power Authority, PA-807R Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ)	11,925,000
800,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	800,000
5,215,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	5,215,000
26,200,000		New York City, NY Housing Development Corp., (Series 2001A) Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	26,200,000
25,000,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	25,000,000
18,500,000		New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2001-687) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	18,500,000
13,595,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-1) Weekly VRDNs (WestLB AG LIQ)	13,595,000
2,500,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,500,000
5,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$13,350,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ)	$13,350,000
9,940,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	9,940,000
15,180,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	15,180,000
4,800,000		New York City, NY, (2003 Series C-2) Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	4,800,000
2,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,000,000
11,305,000		Owego-Apalachin, NY CSD, 1.50% BANs, 7/23/2004	11,345,705
10,000,000		Sullivan West, NY CSD, 1.25% BANs, 6/18/2004	10,017,639
5,000,000		Tobacco Settlement Financing Corp., NY, (PA-1156) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
14,200,000		VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	14,200,000

		TOTAL	233,356,609

		North Carolina--2.1%
965,000		McDowell County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	965,000
8,500,000		Montgomery County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2000) Daily VRDNs (Republic Services, Inc.)/ (SunTrust Bank LOC)	8,500,000
7,600,000		New Hanover County, NC PCR Financial Authority, (Series 1984) Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	7,600,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,100,000
10,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	10,000,000
7,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	7,500,000
1,000,000		North Carolina HFA, (Series 2000-CMC4) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	1,000,000
6,500,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$7,985,000		North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	$7,985,000
5,995,000	[1]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	5,995,000

		TOTAL	58,145,000

		Ohio--3.7%
9,630,000		ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	9,630,000
8,215,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	8,215,000
5,715,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,715,000
8,000,000		Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
5,401,929		Clipper Tax-Exempt Certificates Trust (Ohio AMT) (Series 1999-4) Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	5,401,929
4,295,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	4,295,000
7,870,000		Granville, OH Village School District, 1.67% BANs, 4/29/2004	7,891,031
9,110,000		Huber Heights, OH, 1.80% BANs, 3/19/2004	9,137,155
13,875,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	13,875,000
7,700,000		New Albany, OH, (Series B) Weekly VRDNs (Bank One N.A. (Columbus) LOC)	7,700,000
3,225,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,225,000
9,995,000		Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
6,600,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,600,000
2,005,000		Ohio State University, (Series 1999 B2) Weekly VRDNs	2,005,000

		TOTAL	101,685,115

		Oklahoma--0.1%
2,295,000		Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/ (Wachovia Bank N.A. LOC)	2,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.8%
$18,000,000		Erie, PA City School District, 1.75% TRANs, 6/30/2004	$18,086,492
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/ (PNC Bank, N.A. LOC)	2,000,000
700,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	700,000

		TOTAL	20,786,492

		Puerto Rico--0.1%
2,509,000		Commonwealth of Puerto Rico, (Series 2002-746D) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,509,000

		South Carolina--0.7%
7,495,000		Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,495,000
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 1.53% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	11,010,000

		TOTAL	18,505,000

		South Dakota--0.3%
3,880,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	3,880,000
4,590,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 1.55% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	4,590,000

		TOTAL	8,470,000

		Tennessee--1.3%
9,000,000		Metropolitan Government Nashville & Davidson County, TN, 0.97% CP, Mandatory Tender 2/11/2004	9,000,000
590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	590,000
3,770,000		Sevier County, TN Public Building Authority, (Series IV-B-11) Daily VRDNs (Overton County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	3,770,000
4,995,000		Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	4,995,000
135,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	135,000
3,250,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham LOC)	3,250,000
12,550,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	12,550,000

		TOTAL	34,290,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--11.0%
$10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	$10,000,000
2,810,000		Austin, TX Electric Utility System, (PT-1699) Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,810,000
7,735,000		Austin, TX Electric Utility System, (PT-1766) Weekly VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	7,735,000
6,665,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,665,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 1.53% TOBs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	18,245,000
8,000,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank LOC)	8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
7,290,000		Duncanville, TX ISD, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/ (Societe Generale, Paris LIQ)	7,290,000
900,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	900,000
6,200,000		Harris County, TX HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank LOC)	2,700,000
20,075,000		Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
6,525,000		Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
8,000,000		Houston, TX, (Series A), 0.90% CP, Mandatory Tender 10/16/2003	8,000,000
20,415,000		Lubbock County, TX Hospital District, Trust Receipts (Series 2002 FR/RI-F5) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	20,415,000
1,130,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,130,000
29,860,000	[1]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	29,860,000
8,305,000		San Antonio, TX Electric & Gas System, (PT-1706) Weekly VRDNs (BNP Paribas SA LIQ)	8,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$3,300,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	$3,300,000
1,440,000		Tarrant, TX Regional Water District, (PT-1691) Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	1,440,000
10,000,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
2,500,000		Texas State Affordable Housing Corp., (Series 2001-780) Weekly VRDNs (American Housing Foundation)/(MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	2,500,000
115,000,000		Texas State, 2.00% TRANs, 8/31/2004	115,899,314

		TOTAL	299,849,314

		Utah--0.1%
3,200,000		Salt Lake City, UT Water Conservancy District, (Series 1992A) Bonds (AMBAC INS), 10/1/2003	3,200,000

		Virginia--1.2%
915,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	915,000
4,000,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	4,000,000
15,000,000	[1]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	15,000,000
3,050,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	3,050,000
1,755,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,755,000
8,145,000		Virginia State Housing Development Authority, Roaring Forks Certificates (Series 2000-21) Weekly VRDNs (Bank of New York LIQ)	8,145,000

		TOTAL	32,865,000

		Washington--2.9%
1,000,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (J.P Morgan Chase Bank LOC)	1,000,000
6,995,000		Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Svenska Handelsbanken, Stockholm LIQ)	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Washington--continued
$10,000,000		Seattle, WA Municipal Light & Power, (Series 2002), 2.50% RANs, 11/21/2003	$10,013,763
9,885,000	[1]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,885,000
7,915,000		Seattle, WA Municipal Light & Power, PT-760 Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,915,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000
19,300,000		Washington State, Class A Certificates (Series 2002-206) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,300,000
4,025,000		Washington State, (PT-1740) Weekly VRDNs (WestLB AG LIQ)	4,025,000
4,435,000		Washington State, (PT-1758) Weekly VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	4,435,000

		TOTAL	79,418,763

		West Virginia--1.1%
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 1/12/2004	10,000,000
16,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2003	16,000,000
5,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	5,000,000

		TOTAL	31,000,000

		Wisconsin--0.9%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	2,650,000
11,000,000		Franklin, WI Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(Bank One N.A. (Chicago) LOC)	11,000,000
300,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank N.A., Cincinnati LOC)	300,000
1,900,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,900,000
1,650,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One N.A. (Chicago) LOC)	1,650,000
5,665,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/ (Bank One N.A. (Chicago) LOC)	5,665,000

		TOTAL	23,165,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wyoming--0.1%
$2,100,000		Sweetwater County, WY IDA, PCRB (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	$2,100,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[2]	2,711,095,368

		OTHER ASSETS AND LIABILITIES - NET--0.3%	7,191,295

		TOTAL NET ASSETS--100%	$2,718,286,663

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.4% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At September 30, 2003, these securities amounted to $267,371,124 which represents 9.8% of total net assets.

2 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
97.56%	2.44%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SGA	--Societe Generale Acceptance
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,711,095,368
Cash		717,050
Income receivable		7,072,009
Receivable for shares sold		17,612,275

TOTAL ASSETS		2,736,496,702

Liabilities:
Payable for investments purchased	$15,152,221
Payable for shares redeemed	2,200,198
Income distribution payable	302,205
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	179,563
Payable for Directors'/ Trustees' fees	301
Payable for portfolio accounting fees (Note 5)	17,245
Payable for shareholder services fee (Note 5)	308,682
Accrued expenses	49,624

TOTAL LIABILITIES		18,210,039

Net assets for 2,718,397,917 shares outstanding		$2,718,286,663

Net Assets Consist of:
Paid in capital		$2,718,348,949
Accumulated net realized loss on investments		(62,010)
Distributions in excess of net investment income		(276)

TOTAL NET ASSETS		$2,718,286,663

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,346,113,679 ÷ 2,346,120,703 shares outstanding		$1.00

Institutional Service Shares:
$372,172,984 ÷ 372,277,214 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2003 (unaudited)

Investment Income:
Interest			$15,994,888

Expenses:
Investment adviser fee (Note 5)		$6,728,477
Administrative personnel and services fee (Note 5)		1,011,963
Custodian fees		63,003
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 5)		819,948
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		19,535
Directors'/Trustees' fees		8,125
Auditing fees		6,342
Legal fees		11,727
Portfolio accounting fees (Note 5)		77,264
Shareholder services fee--Investment Shares (Note 5)		2,904,838
Shareholder services fee--Institutional Service Shares (Note 5)		459,401
Share registration costs		44,792
Printing and postage		56,202
Insurance premiums		2,075
Miscellaneous		4,881

TOTAL EXPENSES		12,218,573

Waivers (Note 5):
Waiver of investment adviser fee	$(807,366)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,113)
Waiver of shareholder services fee--Investment Shares	(1,161,935)
Waiver of shareholder services fee--Institutional Service Shares	(367,520)

TOTAL WAIVERS		(2,353,934)

Net expenses			9,864,639

Net investment income			6,130,249
Net realized loss on investments			(54,367)

Change in net assets resulting from operations			$6,075,882

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2003	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,130,249	$20,614,987
Net realized gain (loss) on investments	(54,367)	4,023

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,075,882	20,619,010

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(5,033,530)	(16,907,296)
Institutional Service Shares	(1,098,654)	(3,708,164)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,132,184)	(20,615,460)

Share Transactions:
Proceeds from sale of shares	3,916,167,465	6,351,548,314
Net asset value of shares issued to shareholders in payment of distributions declared	5,511,009	18,073,632
Cost of shares redeemed	(3,818,767,184)	(6,148,934,406)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	102,911,290	220,687,540

Change in net assets	102,854,988	220,691,090

Net Assets:
Beginning of period	2,615,431,675	2,394,740,585

End of period (including distributions in excess of net investment income and undistributed net investment income of $(276) and $1,659, respectively)	$2,718,286,663	$2,615,431,675

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 2003, capital paid-in aggregated $2,718,348,949. Transactions in shares were as follows:

	Six Months Ended 9/30/2003	Year Ended 3/31/2003
Investment Shares:
Shares sold	3,457,888,182	5,570,306,407
Shares issued to shareholders in payment of distributions declared	5,160,420	17,081,016
Shares redeemed	(3,356,591,784)	(5,360,083,844)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	106,456,818	227,303,579

	Six Months Ended 9/30/2003	Year Ended 3/31/2003
Institutional Service Shares:
Shares sold	458,279,283	781,241,907
Shares issued to shareholders in payment of distributions declared	350,589	992,616
Shares redeemed	(462,175,400)	(788,850,562)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,545,528)	(6,616,039)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	102,911,290	220,687,540

4. FEDERAL TAX INFORMATION

At March 31, 2003, the Fund had a capital loss carryforward of $7,643 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,657

2009	$3,936

2010	$2,050

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended September 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,505,709,000 and $1,887,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110107 (11/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 19, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 19, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003